Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 11, 2021	Jan. 21, 2022	Mar. 31, 2022	Dec. 31, 2021	Apr. 01, 2022	Jan. 31, 2022
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 172,500,000
Transaction costs amount			$ 14,303,235	$ 14,303,235
Underwriting fees			3,450,000	3,450,000
Deferred underwriting fees			6,037,500	6,037,500
Fair value amount			4,411,238	4,411,238
Other offering costs			$ 404,497	$ 404,497
Net proceeds	$ 172,500,000
Share unit price (in Dollars per share)	$ 10
Fair market value, percentage			80.00%	80.00%
Public share (in Dollars per share)			$ 10	$ 10
Public share percentage			15.00%	15.00%
Public shares redeem percentage			100.00%	100.00%
Dissolution expenses			$ 100,000	$ 100,000
Offering price per share (in Dollars per share)			$ (10)	$ (10)
Operating bank accounts			$ 43,339	$ 400,073
Working capital			478,142	156,693
Principal amount		$ 1,500,000
Working capital loan			1,500,000	1,500,000	$ 112,500	$ 350,000
Convertible warrants per share (in Dollars per share)		$ 1
Taxes payable			50,000
Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs amount			523,013	523,013
Securities [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amount held in trust account			$ 172,620,428	$ 172,580,609
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of units (in Shares)	17,250,000
Per share unit (in Dollars per share)			$ 10	$ 10
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of units (in Shares)	2,250,000
Per share unit (in Dollars per share)	$ 10
Private Placement Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of units (in Shares)			5,200,000	5,200,000
Per share unit (in Dollars per share)			$ 1	$ 1
Gross proceeds			$ 5,200,000	$ 5,200,000
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Principal amount		$ 1,500,000
Working capital loan					$ 112,500
Convertible warrants per share (in Dollars per share)		$ 1
Deposits [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amount held in trust account			120,000	$ 80,000
Tax expenses			$ 100,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Outstanding voting securities percentage			50.00%	50.00%
Net tangible assets			$ 5,000,001	$ 5,000,001